HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 99.2%
Banks: 4.2%
12,500	Bank of America Corp.	$389,125
6,000	JPMorgan Chase & Co.	675,660
		1,064,785
Beverages: 3.9%
6,000	PepsiCo, Inc.	999,960

Building Products Retail: 5.9%
3,250	The Home Depot, Inc.	891,378
3,500	Lowe's Companies, Inc.	611,345
		1,502,723
Computers: 6.4%
12,000	Apple, Inc.	1,640,640

Discount Retail: 7.1%
2,000	Costco Wholesale Corp.	958,560
7,000	Walmart, Inc.	851,060
		1,809,620
Diversified Financial Services: 2.7%
5,000	American Express Co.	693,100

Gardening Production Retail: 2.3%
3,000	Tractor Supply Co.	581,550

Internet: 7.4%
11,000	Amazon.com, Inc. [1]	1,168,310
4,500	Meta Platforms, Inc. - Class A [1]	725,625
		1,893,935
Machinery-Construction & Mining: 3.3%
4,750	Caterpillar, Inc.	849,110

Machinery-Diversified: 3.5%
3,000	Deere & Co.	898,410

Oil Companies Exploration & Production: 1.8%
5,000	ConocoPhillips	449,050

Oil Companies Integrated: 5.8%
17,500	Exxon Mobil Corp.	1,498,700

Oil Refining & Marketing: 2.9%
9,000	Phillips 66	737,910

Pharmaceuticals: 9.6%
5,000	AbbVie, Inc.	765,800
5,500	Johnson & Johnson	976,305
8,000	Merck & Co., Inc.	729,360
		2,471,465
Pipelines: 3.2%
15,000	ONEOK, Inc.	832,500

Restaurants: 1.8%
4,000	Darden Restaurants, Inc.	452,480

Semiconductors: 9.4%
4,000	NVIDIA Corp.	606,360
7,000	QUALCOMM, Inc.	894,180
6,000	Texas Instruments, Inc.	921,900
		2,422,440
Software: 8.0%
8,000	Microsoft Corp.	2,054,640

Transportation: 10.0%
10,000	Canadian Pacific Railway Ltd.	698,400
4,000	FedEx Corp.	906,840
4,500	Union Pacific Corp.	959,760
		2,565,000
TOTAL COMMON STOCKS
(Cost $20,274,785)		25,418,018

TOTAL INVESTMENTS IN SECURITIES: 99.2%
(Cost $20,274,785)		25,418,018
Other Assets in Excess of Liabilities: 0.8%		203,867
TOTAL NET ASSETS: 100.0%		$25,621,885

[1]	Non-income producing security.

Hodges Blue Chip Equity Income Fund
Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Hodges Blue Chip Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$25,418,018	$-	$-	$25,418,018
Total Investments in Securities	$25,418,018	$-	$-	$25,418,018